Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Disaggregation of our revenue sources by attribute for the years ended December 31 follow:

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2022	(In thousands)
Retail
Overdraft fees	$10,090	$—	$—	$—	$10,090
Account service charges	1,626	—	—	—	1,626
ATM fees	—	1,186	—	—	1,186
Other	—	972	—	—	972
Business
Overdraft fees	572	—	—	—	572
ATM fees	—	29	—	—	29
Other	—	315	—	—	315
Interchange income	—	—	13,955	—	13,955
Asset management revenue	—	—	—	1,781	1,781
Transaction based revenue	—	—	—	1,117	1,117

Total	$12,288	$2,502	$13,955	$2,898	$31,643

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,502
Investment and insurance commissions					2,898
Bank owned life insurance (1)					360
Other (1)					4,977
Total					$10,737
(1) Excluded from the scope of ASC Topic 606.

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2021	(In thousands)
Retail
Overdraft fees	$8,431	$—	$—	$—	$8,431
Account service charges	1,130	—	—	—	1,130
ATM fees	—	1,109	—	—	1,109
Other	—	819	—	—	819
Business
Overdraft fees	609	—	—	—	609
ATM fees	—	24	—	—	24
Other	—	328	—	—	328
Interchange income	—	—	14,045	—	14,045
Asset management revenue	—	—	—	1,689	1,689
Transaction based revenue	—	—	—	914	914

Total	$10,170	$2,280	$14,045	$2,603	$29,098

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,280
Investment and insurance commissions					2,603
Bank owned life insurance (1)					567
Other (1)					3,942
Total					$9,392
(1) Excluded from the scope of ASC Topic 606.

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2020	(In thousands)
Retail
Overdraft fees	$5,627	$—	$—	$—	$5,627
Account service charges	2,017	—	—	—	2,017
ATM fees	—	1,173	—	—	1,173
Other	—	769	—	—	769
Business
Overdraft fees	873	—	—	—	873
ATM fees	—	24	—	—	24
Other	—	342	—	—	342
Interchange income	—	—	11,230	—	11,230
Asset management revenue	—	—	—	1,283	1,283
Transaction based revenue	—	—	—	688	688

Total	$8,517	$2,308	$11,230	$1,971	$24,026

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,308
Investment and insurance commissions					1,971
Bank owned life insurance (1)					910
Other (1)					2,332
Total					$7,521
(1) Excluded from the scope of ASC Topic 606.